Vessels Under construction	9 Months Ended
Sep. 30, 2026
Vessels Under construction
Vessels Under construction

4.Advances for Vessels Under Construction

On April 29, 2026, the Company signed contracts with Wuhu Shipyard, China for the construction of two 40,500 dwt Handysize tankers. The Company exercised options for two additional vessels on June 16, 2026 and a further two on August 27, 2026 bringing the total order to six vessels. Deliveries are scheduled from late 2028 and onwards. At September 30, 2026 the Company had $18.7 million recorded in vessels under construction on the condensed consolidated balance sheet. This mainly relates to progress payments according to the agreements with the shipyard for the vessels as well as capitalized interest and legal and other costs related to the construction.